Investments Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Original Non-Credit Loss at Time Credit Impairment (Detail) - Fixed maturities - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Pre-Tax, Available-for-sale, Debt Securities	$ (43.9)	$ (44.7)
Residential mortgage-backed securities
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Pre-Tax, Available-for-sale, Debt Securities	(43.3)	(44.1)
Commercial mortgage-backed securities
Other Than Temporary Impairment Non Credit Losses Recognized In Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Pre-Tax, Available-for-sale, Debt Securities	$ (0.6)	$ (0.6)